INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2021	2020

Raw materials	$1,553	$1,191
Work in progress	599	956
Finished products	3,599	3,522

	$5,751	$5,669